SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Revenues from contracts with customers
Sale of goods and services	$ 106,759,111	$ 140,293,827	$ 199,380,189	$ 256,476,632
Royalties	248,970	95,328	942,756	649,341
Initial recognition and changes in the fair value of biological assets at the point of harvest	(78,122)	(72,785)	588,053	338,128
Total	106,680,989	140,221,042	199,968,242	256,814,760
Cost of sales	(61,550,407)	(88,710,537)	(117,346,452)	(160,326,318)
Gross profit per segment	$ 45,130,582	$ 51,510,505	$ 82,621,790	$ 96,488,442
% Gross margin	42.00%	37.00%	41.00%	38.00%
Seed and integrated products
Revenues from contracts with customers
Royalties	$ 248,970	$ 95,328	$ 942,756	$ 649,341
Initial recognition and changes in the fair value of biological assets at the point of harvest	(78,122)	(10,491)	588,053	77,353
Total	24,628,566	32,185,242	44,490,454	54,504,152
Cost of sales	(15,066,349)	(22,105,907)	(27,868,376)	(36,216,288)
Gross profit per segment	$ 9,562,217	$ 10,079,335	$ 16,622,078	$ 18,287,864
% Gross margin	39.00%	31.00%	37.00%	34.00%
Crop protection
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest		$ (30,661)		$ 141,457
Total	$ 52,667,290	71,244,445	$ 100,406,986	127,170,923
Cost of sales	(31,637,560)	(45,065,404)	(60,663,237)	(81,249,196)
Gross profit per segment	$ 21,029,730	$ 26,179,041	$ 39,743,749	$ 45,921,727
% Gross margin	40.00%	37.00%	40.00%	36.00%
Crop nutrition
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest		$ (31,633)		$ 119,318
Total	$ 29,385,133	36,791,355	$ 55,070,802	75,139,685
Cost of sales	(14,846,498)	(21,539,226)	(28,814,839)	(42,860,834)
Gross profit per segment	$ 14,538,635	$ 15,252,129	$ 26,255,963	$ 32,278,851
% Gross margin	49.00%	41.00%	48.00%	43.00%
Sale of goods and services
Revenues from contracts with customers
Sale of goods and services	$ 106,510,141	$ 140,198,499	$ 198,437,433	$ 255,827,291
Sale of goods and services | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services	24,457,718	32,100,405	42,959,645	53,777,458
Sale of goods and services | Crop protection
Revenues from contracts with customers
Sale of goods and services	52,667,290	71,275,106	100,406,986	127,029,466
Sale of goods and services | Crop nutrition
Revenues from contracts with customers
Sale of goods and services	$ 29,385,133	$ 36,822,988	$ 55,070,802	$ 75,020,367